Contingent liabilities (Details - Textual) € in Millions, £ in Millions		1 Months Ended	12 Months Ended
	Feb. 26, 2021 EUR (€)	Aug. 31, 2021 Item	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Tax contingent liability | United Kingdom
Contingent liabilities
Maximum potential cash exposure			£ 17	€ 19
Contingent liability assumed				3
Loss contingency, value of damages paid upon charging notice	€ 14
Civil Litigation
Contingent liabilities
Loss contingency, number of other cases filed by plaintiff in Civil Litigation | Item		40
Civil Litigation | Israel
Contingent liabilities
Contingent liability assumed				€ 17